Dear Shareholder:

The Victory Portfolios Prospectus for the following Funds is being revised to reflect changes to certain voluntary expense limitations for the Class C Shares of Balanced Fund and Real Estate Fund. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                                  Balanced Fund
                                Convertible Fund
                                Real Estate Fund

                        Supplement dated August 18, 2003
                      To the Prospectus dated March 1, 2003

1. On page 3, under "Balanced Fund" "Fund Expenses" replace the chart with the following:

      Shareholder Transaction
      Expenses
      (paid directly from your
      investment)(1)                 Class A    Class C   Class R
      --------------------------------------------------------------
      Maximum Sales Charge
      Imposed on Purchases
      (as a percentage of offering
      price)                           5.75%     NONE       NONE
      --------------------------------------------------------------
      Maximum Deferred Sales
      Charge
      (as a percentage of the
      lower of
      purchase or sale price)         NONE(2)    1.00%(3)   NONE
      --------------------------------------------------------------
      Maximum Sales Charge Imposed
      on Reinvested Dividends          NONE      NONE       NONE
      --------------------------------------------------------------
      Redemption or Exchange Fees      NONE      NONE       NONE
      --------------------------------------------------------------

      --------------------------------------------------------------
      Annual Fund Operating
      Expenses
      (deducted from Fund assets)
      --------------------------------------------------------------
      Management Fees                  0.70%     0.70%      0.70%
      --------------------------------------------------------------
      Distribution (12b-1) Fees        0.00%     1.00%      0.50%
      --------------------------------------------------------------
      Other Expenses
      (includes a shareholder
      servicing fee of 0.25%
      applicable to Class A Shares)    0.55%     0.42%(4)   1.02%
      --------------------------------------------------------------
      Total Fund Operating
      Expenses(5)                      1.25%     2.12%      2.22%
      --------------------------------------------------------------
      Fee Waiver/
      Expense Reimbursement           (0.00)%   (0.12)%    (0.00)%
      --------------------------------------------------------------
      Net Expenses                     1.25%     2.00%(6)   2.00%
      --------------------------------------------------------------
      (1)You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
      (2)A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares purchased without an initial sales charge. See "Choosing a Share Class - Calculation of Sales Charges - Class A."
      (3)The deferred sales charge is imposed on shares redeemed in the first 12 months.
      (4)Estimated.
      (5)The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A, C, and R Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.22%, 1.70%, and 1.59%, respectively. These voluntary waivers/reimbursements may be terminated at any time.
      (6)The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses (excluding certain items) of Class C Shares of the Fund will not exceed 2.00% until at least February 28, 2013 and the Class R Shares will not exceed 2.00% until at least February 28, 2012.



                                  VF-SPEC-SUPP1

2. On page 7, under "Real Estate Fund" "Fund Expenses" replace the chart with the following:

      Shareholder Transaction
      Expenses
      (paid directly from your
      investment)(1)                 Class A    Class C   Class R
      --------------------------------------------------------------
      Maximum Sales Charge
      Imposed on Purchases
      (as a percentage of offering
      price)                           5.75%     NONE       NONE
      --------------------------------------------------------------
      Maximum Deferred Sales
      Charge (as a percentage
      of the lower of
      purchase or sale price)         NONE(2)    1.00%(3)   NONE
      --------------------------------------------------------------
      Maximum Sales Charge Imposed     NONE      NONE       NONE
      on Reinvested Dividends
      --------------------------------------------------------------
      Redemption or Exchange Fees      NONE      NONE       NONE
      --------------------------------------------------------------

      --------------------------------------------------------------
      Annual Fund Operating
      Expenses
      (deducted from Fund assets)
      --------------------------------------------------------------
      Management Fees                  0.80%     0.80%      0.80%
      --------------------------------------------------------------
      Distribution (12b-1) Fees        0.00%     1.00%      0.50%
      --------------------------------------------------------------
      Other Expenses
      (includes a shareholder
      servicing fee of 0.25%
      applicable to Class A Shares)    1.09%     1.47%(4)   1.05%
      --------------------------------------------------------------
      Total Fund Operating
      Expenses(5)                      1.89%(6)  3.27       2.35%
      --------------------------------------------------------------
      Fee Waiver/
      Expense Reimbursement           (0.00)%   (1.07)%    (0.35)%
      --------------------------------------------------------------
      Net Expenses                     1.89%     2.20%(7)   2.00%(7)
      --------------------------------------------------------------
      (1)You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
      (2)A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares purchased without an initial sales charge. See "Choosing a Share Class - Calculation of Sales Charges - Class A."
      (3)The deferred sales charge is imposed on shares redeemed in the first 12 months.
      (4)Estimated.
      (5)The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses so that the net operating expenses (excluding certain items) of the Class A, C, and R Shares of the Fund do not exceed 1.40%, 2.00%, and 1.75%, respectively, for any period during which this waiver/reimbursement is in effect. These voluntary waivers/reimbursements may be terminated at any time.
      (6)Restated to reflect anticipated expenses.
      (7)The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.20% until at least February 28, 2005, and 2.50%. thereafter until at least February 28, 2013, and so that the net operating expenses of Class R Shares do not exceed 2.00% until at least February 28, 2012.






Please insert this supplement in the front of your Prospectus. If you want to obtain more information, please call the Victory Funds at 800-539-3863.


                                       2
                                  VF-SPEC-SUPP1

Dear Shareholder:

The Victory Portfolios Prospectus for the following Funds is being revised to reflect changes to certain voluntary expense limitations for the Class C Shares of some Funds. This information is important and is part of your Prospectus.

------------------------------------------------------------------------------

                             The Victory Portfolios

                                   Value Fund
                             Diversified Stock Fund
                                Stock Index Fund
                                   Growth Fund
                             Established Value Fund
                               Special Value Find
                         Small Company Opportunity Fund
                               International Fund

                        Supplement dated August 18, 2003
                      To the Prospectus dated March 1, 2003

1. On page 3, under "Value Fund" "Fund Expenses" replace the chart with the following:

      Shareholder Transaction
      Expenses
      (paid directly from your
      investment)(1)                 Class A    Class C   Class R
      --------------------------------------------------------------
      Maximum Sales Charge
      Imposed on Purchases
      (as a percentage of offering
      price)                           5.75%     NONE       NONE
      --------------------------------------------------------------
      Maximum Deferred Sales
      Charge
      (as a percentage of the
      lower of
      purchase or sale price)         NONE(2)    1.00%(3)   NONE
      --------------------------------------------------------------
      Maximum Sales Charge Imposed
      on Reinvested Dividends          NONE      NONE       NONE
      --------------------------------------------------------------
      Redemption or Exchange Fees      NONE      NONE       NONE
      --------------------------------------------------------------

      --------------------------------------------------------------
      Annual Fund Operating
      Expenses
      (deducted from Fund assets)
      --------------------------------------------------------------
      Management Fees                  0.75%     0.75%      0.75%
      --------------------------------------------------------------
      Distribution (12b-1) Fees        0.00%     1.00%      0.50%
      --------------------------------------------------------------
      Other Expenses
      (includes a shareholder
      servicing fee of 0.25%
      applicable to Class A Shares)    0.47%(4)  0.36%(5)   0.65%
      --------------------------------------------------------------
      Total Fund Operating Expenses    1.22%     2.11%(6)   1.90%(6)
      --------------------------------------------------------------
      Fee Waiver/
      Expense Reimbursement           (0.00)%   (0.11)%    (0.00)%
      --------------------------------------------------------------
      Net Expenses                     1.22%     2.00%(7)   1.90%
      --------------------------------------------------------------
      (1)You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
      (2)A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares purchased without an initial sales charge. See "Choosing a Share Class - Calculation of Sales Charges - Class A."
      (3)The deferred sales charge is imposed on shares redeemed in the first 12 months.
      (4)Restated to reflect anticipated expenses.
      (5)Estimated.
      (6)The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of Class C and Class R Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.75% and 1.50%, respectively. These voluntary waivers/reimbursements may be terminated at any time.
      (7)The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.00% until at least February 28, 2013.



                                 VF-EQUITY-SUPP2

2. On page 5, under "Diversified Stock Fund" "Fund Expenses" replace the chart with the following:

      Shareholder Transaction
      Expenses
      (paid directly from your
      investment)(1)                 Class A    Class C   Class R
      --------------------------------------------------------------
      Maximum Sales Charge
      Imposed on Purchases
      (as a percentage of offering
      price)                           5.75%     NONE       NONE
      --------------------------------------------------------------
      Maximum Deferred Sales
      Charge
      (as a percentage of the
      lower of
      purchase or sale price)         None(2)    1.00%(3)   NONE
      --------------------------------------------------------------
      Maximum Sales Charge Imposed
      on Reinvested Dividends          NONE      NONE       NONE
      --------------------------------------------------------------
      Redemption or Exchange Fees      NONE      NONE       NONE
      --------------------------------------------------------------

      --------------------------------------------------------------
      Annual Fund Operating
      Expenses
      (deducted from Fund assets)
      --------------------------------------------------------------
      Management Fees                  0.64%     0.64%      0.64%
      --------------------------------------------------------------
      Distribution (12b-1) Fees        0.00%     1.00%      0.50%
      --------------------------------------------------------------
      Other Expenses
      (includes a shareholder
      servicing fee of 0.25%
      applicable to Class A Shares)    0.48%     0.61%(4)   0.55%
      --------------------------------------------------------------
      Total Fund Operating Expenses    1.12%     2.25%(5)   1.69%(5)
      --------------------------------------------------------------
      Fee Waiver/
      Expense Reimbursement           (0.00)%   (0.35)%    (0.00)%
      --------------------------------------------------------------
      Net Expenses                     1.12%     1.90%(6)   1.69%
      --------------------------------------------------------------
      (1)You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
      (2)A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares purchased without an initial sales charge. See "Choosing a Share Class - Calculation of Sales Charges - Class A."
      (3)The deferred sales charge is imposed on shares redeemed in the first 12 months.
      (4)Estimated.
      (5)The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class C and Class R Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.75%, and 1.55%, respectively. These voluntary waivers/reimbursements may be terminated at any time.
      (6)The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund will not exceed 1.90% until at least February 28, 2005 and 2.00% thereafter until at least February 28, 2013.



                                       2
                                 VF-EQUITY-SUPP2

3. On page 9, under "Growth Fund" "Fund Expenses" replace the chart with the following:

      Shareholder Transaction
      Expenses
      (paid directly from your
      investment)(1)                 Class A    Class C   Class R
      --------------------------------------------------------------
      Maximum Sales Charge
      Imposed on Purchases
      (as a percentage of offering
      price)                           5.75%     NONE       NONE
      --------------------------------------------------------------
      Maximum Deferred Sales
      Charge
      (as a percentage of the
      lower of
      purchase or sale price)         NONE(2)    1.00%(3)   NONE
      --------------------------------------------------------------
      Maximum Sales Charge Imposed
      on Reinvested Dividends          NONE      NONE       NONE
      --------------------------------------------------------------
      Redemption or Exchange Fees      NONE      NONE       NONE
      --------------------------------------------------------------

      --------------------------------------------------------------
      Annual Fund Operating
      Expenses
      (deducted from Fund assets)
      --------------------------------------------------------------
      Management Fees                  0.75%     0.75%      0.75%
      --------------------------------------------------------------
      Distribution (12b-1) Fees        0.00%     1.00%      0.50%
      --------------------------------------------------------------
      Other Expenses
      (includes a shareholder
      servicing fee of 0.25%
      applicable to Class A Shares)    0.48%     0.37%(4)   1.22%
      --------------------------------------------------------------
      Total Fund Operating Expenses    1.23%     2.12%(5)   2.47%(5)
      --------------------------------------------------------------
      Fee Waiver/
      Expense Reimbursement           (0.00)%   (0.12)%    (0.00)%
      --------------------------------------------------------------
      Net Expenses                     1.23%     2.00%(6)   2.47%
      --------------------------------------------------------------
      (1)You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
      (2)A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares purchased without an initial sales charge. See "Choosing a Share Class - Calculation of Sales Charges - Class A."
      (3)The deferred sales charge is imposed on shares redeemed in the first 12 months.
      (4)Estimated.
      (5)The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class C Shares and Class R Shares of the Fund for any period during which these waivers or reimbursements are in effect do not exceed 1.85%, and 1.55%, respectively. These voluntary waivers/reimbursements may be terminated at any time.
      (6)The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.00% until at least February 28, 2013.


                                       3
                                 VF-EQUITY-SUPP2

4. On page 11, under "Established Value Fund" "Fund Expenses" replace the chart with the following:

      Shareholder Transaction
      Expenses
      (paid directly from your
      investment)(1)                 Class A    Class C   Class R
      --------------------------------------------------------------
      Maximum Sales Charge
      Imposed on Purchases
      (as a percentage of offering
      price)                           5.75%     NONE       NONE
      --------------------------------------------------------------
      Maximum Deferred Sales
      Charge
      (as a percentage of the
      lower of
      purchase or sale price)         NONE(2)    1.00%(3)   NONE
      --------------------------------------------------------------
      Maximum Sales Charge Imposed
      on Reinvested Dividends          NONE      NONE       NONE
      --------------------------------------------------------------
      Redemption or Exchange Fees      NONE      NONE       NONE
      --------------------------------------------------------------

      --------------------------------------------------------------
      Annual Fund Operating
      Expenses
      (deducted from Fund assets)
      --------------------------------------------------------------
      Management Fees                  0.56%     0.56%      0.56%
      --------------------------------------------------------------
      Distribution (12b-1) Fees        0.00%     1.00%      0.50%
      --------------------------------------------------------------
      Other Expenses
      (includes a shareholder
      servicing fee of 0.25%
      applicable to Class A Shares)    0.54%(4)  0.79%(5)   0.35%(4)
      --------------------------------------------------------------
      Total Fund Operating Expenses    1.10%     2.35%(6)   1.41%(6)
      --------------------------------------------------------------
      Fee Waiver/
      Expense Reimbursement           (0.00)%   (0.15)%    (0.00)%
      --------------------------------------------------------------
      Net Expenses                     1.10%     2.20%(7)   1.41%
      --------------------------------------------------------------

      (1)You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
      (2)A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares purchased without an initial sales charge. See "Choosing a Share Class - Calculation of Sales Charges - Class A."
      (3)The deferred sales charge is imposed on shares redeemed in the first 12 months.
      (4)Restated to reflect anticipated expenses.
      (5)Estimated.
      (6)The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class C and Class R Shares of the Fund for any period during which these waivers or reimbursements are in effect do not exceed 1.90% and 1.35%, respectively. These voluntary waivers/reimbursements may be terminated at any time.
      (7) The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.20% until at least February 28, 2013.




                                       4
                                 VF-EQUITY-SUPP2

5. On page 13, under "Special Value Fund" "Fund Expenses" replace the chart with the following:

      Shareholder Transaction
      Expenses
      (paid directly from your
      investment)(1)                 Class A    Class C   Class R
      --------------------------------------------------------------
      Maximum Sales Charge
      Imposed on Purchases
      (as a percentage of offering
      price)                           5.75%     NONE       NONE
      --------------------------------------------------------------
      Maximum Deferred Sales
      Charge
      (as a percentage of the
      lower of
      purchase or sale price)         NONE(2)    1.00%(3)   NONE
      --------------------------------------------------------------
      Maximum Sales Charge Imposed
      on Reinvested Dividends          NONE      NONE       NONE
      --------------------------------------------------------------
      Redemption or Exchange Fees      NONE      NONE       NONE
      --------------------------------------------------------------

      --------------------------------------------------------------
      Annual Fund Operating
      Expenses
      (deducted from Fund assets)
      --------------------------------------------------------------
      Management Fees                  0.75%     0.75%      0.75%
      --------------------------------------------------------------
      Distribution (12b-1) Fees        0.00%     1.00%      0.50%
      --------------------------------------------------------------
      Other Expenses
      (includes a shareholder
      servicing fee of 0.25%
      applicable to Class A Shares)    0.51%     0.49%(4)   2.41%
      --------------------------------------------------------------
      Total Fund Operating Expenses    1.26%     2.24%(5)   3.66%(5)
      --------------------------------------------------------------
      Fee Waiver/
      Expense Reimbursement           (0.00)%   (0.04)%    (1.66)%
      --------------------------------------------------------------
      Net Expenses                     1.26%     2.20%(6)   2.00%(6)
      --------------------------------------------------------------
      (1)You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
      (2)A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares purchased without an initial sales charge. See "Choosing a Share Class - Calculation of Sales Charges - Class A."
      (3)The deferred sales charge is imposed on shares redeemed in the first 12 months.
      (4)Estimated.
      (5)The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class C and Class R Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.95%, and 1.60%, respectively. These voluntary waivers/reimbursements may be terminated at any time.
      (6) The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses (excluding certain items) of Class C and Class R Shares of the Fund do not exceed 2.20% and 2.00%, respectively, until at least February 28, 2013 and February 28, 2012, respectively.



                                        5
                                 VF-EQUITY-SUPP2

6. On page 15, under "Small Company Opportunity Fund" "Fund Expenses" replace the chart with the following:

      Shareholder Transaction
      Expenses
      (paid directly from your
      investment)(1)                 Class A    Class C   Class R
      --------------------------------------------------------------
      Maximum Sales Charge
      Imposed on Purchases
      (as a percentage of offering
      price)                           5.75%     NONE       NONE
      --------------------------------------------------------------
      Maximum Deferred Sales
      Charge
      (as a percentage of the
      lower of
      purchase or sale price)         NONE(2)    1.00%(3)   NONE
      --------------------------------------------------------------
      Maximum Sales Charge Imposed
      on Reinvested Dividends          NONE      NONE       NONE
      --------------------------------------------------------------
      Redemption or Exchange Fees      NONE      NONE       NONE
      --------------------------------------------------------------

      --------------------------------------------------------------
      Annual Fund Operating
      Expenses
      (deducted from Fund assets)
      --------------------------------------------------------------
      Management Fees                  0.64%     0.64%      0.64%
      --------------------------------------------------------------
      Distribution (12b-1) Fees        0.00%     1.00%      0.50%
      --------------------------------------------------------------
      Other Expenses
      (includes a shareholder
      servicing fee of 0.25%
      applicable to Class A Shares)    0.56%(4)  0.60%(5)   0.56%
      --------------------------------------------------------------
      Total Fund Operating Expenses    1.20%     2.24%(6)   1.70%(6)
      --------------------------------------------------------------
      Fee Waiver/
      Expense Reimbursement           (0.00)%   (0.04)%    (0.00)%
      --------------------------------------------------------------
      Net Expenses                     1.20%     2.20%(7)   1.70%
      --------------------------------------------------------------

      (1)You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
      (2)A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares purchased without an initial sales charge. See "Choosing a Share Class - Calculation of Sales Charges - Class A."
      (3)The deferred sales charge is imposed on shares redeemed in the first 12 months.
      (4)Restated to reflect anticipated expenses.
      (5)Estimated.
      (6)The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class C and Class R Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.95% and 1.35%, respectively. These voluntary waivers/reimbursements may be terminated at any time.
      (7)The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.20% until at least February 28, 2013.










Please insert this supplement in the front of your Prospectus. If you want to obtain more information, please call the Victory Funds at 800-539-3863.


                                        6
                                 VF-EQUITY-SUPP2

Dear Shareholder:

The Victory Portfolios Prospectus for the following Funds is being revised to reflect changes to certain voluntary expense limitations for the Class C Shares of Fund for Income. This information is important and is part of your Prospectus.

------------------------------------------------------------------------------

                             The Victory Portfolios

                            Intermediate Income Fund
                                 Fund for Income

                        Supplement dated August 18, 2003
                      To the Prospectus dated March 1, 2003

On page 5, under "Fund for Income" "Fund Expenses" replace the chart with the following:

      Shareholder Transaction
      Expenses
      (paid directly from your
      investment)(1)                 Class A    Class C   Class R
      -------------------------------------------------------------
      Maximum Sales Charge
      Imposed on Purchases
      (as a percentage of offering
      price)                           2.00%     NONE      NONE
      -------------------------------------------------------------
      Maximum Deferred Sales
      Charge
      (as a percentage of the
      lower of
      purchase or sale price)         NONE(2)    1.00%(3)  NONE
      -------------------------------------------------------------
      Maximum Sales Charge Imposed
      on Reinvested Dividends          NONE      NONE      NONE
      -------------------------------------------------------------
      Redemption or Exchange Fees      NONE      NONE      NONE
      -------------------------------------------------------------

      -------------------------------------------------------------
      Annual Fund Operating
      Expenses
      (deducted from Fund assets)
      -------------------------------------------------------------
      Management Fees                  0.50%     0.50%     0.50%
      -------------------------------------------------------------
      Distribution (12b-1) Fees        0.00%     1.00%     0.25%
      -------------------------------------------------------------
      Other Expenses
      (includes a shareholder
      servicing fee of 0.25%
      applicable to Class A Shares)    0.49%     0.76%(4)  0.33%
      -------------------------------------------------------------
      Total Fund Operating Expenses    0.99%     2.26%(5)  1.08%
      -------------------------------------------------------------
      Fee Waiver/
      Expense Reimbursement           (0.00)%   (0.56)%   (0.00)%
      -------------------------------------------------------------
      Net Expenses                     0.99%     1.70%(6)  1.08%
      -------------------------------------------------------------
      (1)You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
      (2)A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares purchased without an initial sales charge. See "Choosing a Share Class - Calculation of Sales Charges - Class A."
      (3)The deferred sales charge is imposed on shares redeemed in the first 12 months.
      (4)Estimated.
      (5)The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class C Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.55%. This voluntary waiver/reimbursement may be terminated at any time.
      (6)The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 1.70% until at least February 28, 2005 and 1.82%, thereafter until at least February 28, 2013.




Please insert this supplement in the front of your Prospectus. If you want to obtain more information, please call the Victory Funds at 800-539-3863.



                                 VF-TXFI-SUPP1